American Express(R)
Variable Portfolio Funds

AXPSM Variable Portfolio --
New Dimensions Fund
(formerly known as IDS Life Growth Dimensions Fund)


1999 ANNUAL REPORT



AMERICAN EXPRESS Financial Advisors (logo)



(This annual report includes a prospectus that describes in detail the Funds' objective, investment strategy, risk, sales charge, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Managed by IDS Life Insurance Company

The  American  Express  Variable   Portfolio  (AXP  VP)  Funds  provide  several
alternatives to consider for investment through your annuity contracts.

AXP VARIABLE PORTFOLIO - NEW DIMENSIONS FUND
                             (This annual report is not part of the prospectus.)

Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                                 4
From the Portfolio Manager                                        5
The 10 Largest Holdings                                           6
The Fund's Long-term Performance                                  7
Independent Auditors' Report                                      8
Financial Statements                                              9
Notes to Financial Statements                                    12
Investments in Securities                                        17


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.


The Fund                                                 3p
Goal                                                     3p
Investment Strategy                                      3p
Risks                                                    4p
Past Performance                                         5p
Management                                               6p
Fees and Expenses                                        6p
Shareholder Fees                                         6p
Annual Fund Operating Expenses                           6p
Buying and Selling Shares                                7p
Valuing Fund Shares                                      7p
Purchasing Shares                                        7p
Transferring/Selling Shares                              7p
Distributions and Taxes                                  8p
About the Company                                        9p
Financial Highlights                                    11p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board


From the Chairman
The past 12 months was a period of recovery for financial assets, especially U.S. stocks. As a result, all of the American Express(R) Variable Portfolio Funds generated positive performance during the fiscal year, which ran from September 1998 through August 1999.

I also want to report the results of a shareholder meeting held by American Express Funds this past June. Shareholders approved several proposals advanced by management, including:

o The election of board members and the selection of KPMG LLP as independent auditors.

o Change in the funds' names from "IDS" to "AXP" as well as changes in several individual fund names.

o A new shareholder service and distribution plan.

o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.



Arne H. Carlson

AXP VARIABLE PORTFOLIO - NEW DIMENSIONS FUND
                             (This annual report is not part of the prospectus.)

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

From the Portfolio Manager

AXP VP -- New Dimensions Fund (formerly known as IDS Life Growth
Dimensions Fund)

A powerful surge by the U.S. stock market paved the way for a substantial gain by the Fund during the past fiscal year. For the 12 months -- September 1998 through August 1999 -- the Fund's value increased 42.61%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

The U.S. stock market was still licking its wounds from a late-summer tumble when the period began. But, with ongoing reports of solid economic growth and low inflation, stocks eventually regained their footing and, supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, mounted a furious rally. The positive performance continued until February, when concerns about a potential increase in the inflation rate and a slowdown in corporate profits caused the market to retreat.

From that point, gains became more difficult to come by as a rise in long-term interest rates kept stocks off balance much of the time.
Still, the market did manage to make a little progress during the final months of the period.

For the Fund, whose performance generally tracked that of the market as a whole over the 12 months, its emphasis on technology, health care, financial services and retailing stocks paid off well. Looking at specific stocks, General Electric, Cisco Systems, Microsoft, Wal-Mart, Pfizer, IBM and Safeway -- all among the Fund's largest holdings -- made particularly strong contributions. For the most part, large-capitalization growth stocks were at the forefront of the market's advances. That worked to the Fund's advantage, as those issues form the core of its investment portfolio.

Looking at changes to the portfolio, I added a modest amount of utility stocks early in the period. Beyond that, I trimmed the exposure to technology-related stocks with especially high valuations and added a bit to cyclical, or economically sensitive, holdings.

As the new fiscal year begins, recent increases in short-term interest rates by the Federal Reserve have created considerable uneasiness in the stock market. On the positive side, though, the economy appears healthy, corporate profits appear to be generally good and inflation has yet to show clear signs of heading higher.



Gordon M. Fines

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

The 10 Largest Holdings AXP VP -- New Dimensions Fund

                                    Percent                      Value
                                (of net assets)          (as of Aug. 31, 1999)

 Intl Business Machines               5.36%                  $189,820,793

 Cisco Systems                        4.67                    165,333,655

 Wal-Mart Stores                      3.43                    121,527,030

 General Electric                     3.39                    119,814,975

 Microsoft                            2.87                    101,531,806

 Texas Instruments                    2.54                     90,038,974

 Intel                                2.48                     87,644,750

 Tyco Intl                            2.18                     77,166,895

 Time Warner                          2.15                     75,937,794

 MCI WorldCom                         1.96                     69,258,225

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart

                                    The 10 holdings listed here
                                    make up 31.03% of net assets

AXP VARIABLE PORTFOLIO - NEW DIMENSIONS FUND
                            (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

AXP VP -- New Dimensions Fund

How $10,000 has grown in AXP VP - New Dimensions Fund


$30,000




$20,000
                                                  S&P 500 Index
                                                                    $19,162
                                                                   AXP VP-
                                                            New Dimensions Fund

                                             Lipper Growth
                                               Fund Index

$10,000


6/1/96         8/96           8/97           8/98                    8/99


                Average annual total return (as of Aug. 31, 1999)
                                                           Since
                          1 year                         inception*
                          +42.61%                         +21.27%

               *Inception date was May 1, 1996.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Growth Fund Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

The  financial   statements   contained  in  Post-Effective   Amendment  #40  to
Registration Statement No. 2-73115 filed on or about October 28, 1999, are incorporated herein by reference.

This page left blank intentionally

S-6412 A (10/99)


American Express Variable
   Portfolio Funds

IDS Tower 10
Minneapolis, MN 55440-0010


AMERICAN EXPRESS Financial Advisors (logo)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.